Long-term debt: (Detail Textuals) - CAD ($)	1 Months Ended		12 Months Ended
	Nov. 17, 2017	Nov. 17, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Term loan			$ 0	$ 71,064,176
Debt issuance costs			837,461	2,478,914	[1]	$ 4,123,452
Crown Capital Fund IV LP term loan
Disclosure of detailed information about borrowings [line items]
Term loan			0	54,808,473
Apicore | Crown Capital Fund IV LP term loan
Disclosure of detailed information about borrowings [line items]
Term loan		$ 60,000,000
Percentage of interest rates		9.50%
Maturity period of term loans		48 months
Number of warrants granted		450,000
Number of common shares to be issued for each warrant		1
Warrant exercise price		$ 6.50
Period of warrants		4 years
Recorded liability		$ 58,200,000
Percentage of cash fee		3.00%
Cash fee related to debt		$ 1,800,000
Debt issuance costs		3,538,648
Accretion Expenses			399,226	36,884
Non-cash interest expense related to financing costs			779,662	110,237
Interest expense			$ 5,012,877	$ 702,574
Fair value assigned to warrants issued		2,065,500
Pro rata share of financing costs		116,695
Percentage of interest rates			12.00%	12.00%
Prepayment penalty of loans	$ 2,400,000
Percentage of prepayment penalty	4.00%
Write off of unamortized cash fee	$ 1,363,890
Write off of unamortized debt issuance cost	$ 2,648,749
Apicore | Ontario Pension Board (OPB)
Disclosure of detailed information about borrowings [line items]
Term loan		$ 30,000,000
Number of warrants granted		450,000
Warrant exercise price		$ 6.50
Period of warrants		4 years

[1]	Restated